Restricted financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes Disclosure Restricted Financial Assets Tables [Line Items]
Disclosure of restricted financial assets [text block]

Restricted financial assets

USD m 31.12.23 31.12.22
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Financial assets pledged as collateral
Cash and balances at central banks
1
1,041
Financial assets at fair value held for trading 83,689 51,263 57,377 36,742
Loans and advances to customers 127,362 15,195
Financial assets at fair value not held for trading 3,099 2,110 1,509 1,220
Debt securities classified as Other financial assets measured at amortized cost
7,561 6,299 3,432 2,685
Total financial assets pledged as collateral 222,752 77,513
Other restricted financial assets
Amounts due from banks 2,874 3,689
Financial assets at fair value held for trading 184 162
Cash collateral receivables on derivative instruments 9,539 5,155
Loans and advances to customers 275 1,127
Other financial assets measured at amortized cost 4,724
2
815
Financial assets at fair value not held for trading 18,229 14,478
Financial assets measured at fair value through other comprehensive income
1,846 1,842
Other 354 44
Total other restricted financial assets 38,025 27,312
Total financial assets pledged and other restricted financial assets
3
260,777 104,825

of which: Credit Suisse
4
114,611
1 Assets pledged to the depositor protection

system in Switzerland following new requirements

that became effective in 2023.

2 Predominantly includes cash collateral

provided to exchanges and clearing

houses
to secure securities trading activity through those counterparties.

3 Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes

(31 December
2023: USD 9.8 bn; 31 December 2022: USD 5.9
bn).

4 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.

Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Explanatory

Transferred financial assets subject to continued recognition in full

USD m 31.12.23 31.12.22
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Financial assets at fair value held for trading that may be sold or repledged by counterparties
51,263 23,765 36,742 16,470
Financial assets at fair value not held for trading that may be sold or repledged by
counterparties 2,110 1,976 1,220 1,050
Debt securities classified as Other financial assets measured at amortized cost that may be
sold or repledged by counterparties 6,299 5,928 2,685 2,302
Total financial assets transferred 59,672 31,669 40,647 19,822 of which: Credit Suisse
1
6,739 391
1 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.

Disclosure Of Off Balance Sheet Assets Received Table [Text Block]

Off-balance sheet assets received
USD m 31.12.23 31.12.22
Fair value of assets
received that can be
sold or repledged
of which: sold

or repledged
2
Fair value of assets
received that can be
sold or repledged
of which: sold

or repledged
2
Fair value of assets received that can be sold or repledged
1
576,596 382,313 434,023 331,805
of which: Credit Suisse
3
88,068 26,697
1 Includes securities received as initial margin from its clients that UBS is required to remit to central counterparties,

brokers and deposit banks through its exchange-traded derivative clearing and execution services.

2 Does not include off-balance sheet securities (31 December

2023: USD
29.1 bn; 31 December 2022: USD 9.9
bn) placed with central banks related to undrawn

credit lines and for payment, clearing and settlement
purposes for which there are no associated liabilities or contingent liabilities.

3 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.